RELATED PARTY TRANSACTIONS (Restated) - Transactions with Golar Partners and Subsidiaries Narrative (Details)		1 Months Ended				5 Months Ended	12 Months Ended
	Sep. 04, 2015	Nov. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Feb. 28, 2013 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2012 NOK	Apr. 30, 2011 USD ($)
Golar Partners
Related Party Transaction [Line Items]
Related party transaction, rate							5.00%
Duration of notice required for contract termination							120 days
Golar Partners | Charter-hire expenses, Golar Grand
Related Party Transaction [Line Items]
Related party expense							$ 28,700,000
Golar Partners | Incremental liability recognized upon re-measurement of the guarantee obligation
Related Party Transaction [Line Items]
Related party expense							3,900,000
Golar Partners | Agreement amount to charter back Golar Eskimo
Related Party Transaction [Line Items]
Related party transaction amount			$ 22,000,000			$ 22,000,000
Golar Partners | Charter-hire expenses, Golar Eskimo
Related Party Transaction [Line Items]
Related party expense						12,900,000	12,900,000
Golar Partners | Charter-hire revenues, Golar Eskimo
Related Party Transaction [Line Items]
Revenue from related parties						$ 8,100,000
Golar Partners | Gain on disposals
Related Party Transaction [Line Items]
Related party transaction amount							$ 102,406,000	$ 43,287,000	$ 82,270,000
Golar Partners | Short-term credit facility to fund purchase Golar Eskimo
Related Party Transaction [Line Items]
Loan facility provided to Golar Partners			220,000,000
Golar Partners | Revolving credit facility
Related Party Transaction [Line Items]
Maximum borrowing capacity												$ 20,000,000
Golar Wilhelmsen Management AS
Related Party Transaction [Line Items]
Remaining interest acquired	40.00%
Golar Wilhelmsen Management AS | Golar Partners
Related Party Transaction [Line Items]
Duration of notice required for contract termination							30 days
Unsecured debt | Senior Unsecured Bonds
Related Party Transaction [Line Items]
Debt instrument, face amount										$ 35,000,000
Unsecured debt | Senior Unsecured Bonds | Golar Partners
Related Party Transaction [Line Items]
Debt instrument, face amount										$ 227,000,000	NOK 1,300,000,000
Golar Eskimo | Golar Partners | Gain on disposals
Related Party Transaction [Line Items]
Related party transaction amount			$ 102,400,000
Golar Igloo | Golar Partners | Gain on disposals
Related Party Transaction [Line Items]
Related party transaction amount				$ 43,300,000
Golar Maria | Golar Partners | Gain on disposals
Related Party Transaction [Line Items]
Related party transaction amount					$ 82,300,000
Line of Credit | Golar LNG Partners Credit Facility | Golar Partners
Related Party Transaction [Line Items]
Related party transaction, rate		5.00%
Proceeds from short-term credit facility with Golar Partners		$ 50,000,000
Line of Credit | Golar LNG Partners Credit Facility | Golar LNG Limited
Related Party Transaction [Line Items]
Shore-term credit facility repayment period		28 days
LIBOR | Golar Partners | Short-term credit facility to fund purchase Golar Eskimo
Related Party Transaction [Line Items]
Blended margin			2.84%